Related parties - Key management personnel remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term benefits
Wages	$ 9	$ 8	$ 8
Direct and indirect benefits	16	11	11
Profit sharing program ("PLR")	8	1	10
Total short- term benefits	33	20	29
Long-term benefits
Shares based			3
Severance	7	4	20
Total short and long-term benefits	$ 40	$ 24	$ 52